CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit / (loss)	$ 683	$ 362	$ (534)
Items that may be reclassified to profit or loss
Share of other comprehensive income / (loss) of Italy Joint Venture	0	(18)	(12)
Foreign currency translation	49	(819)	(637)
Other	26	(7)	(7)
Items reclassified to profit or loss
Reclassification of accumulated share of other comprehensive income / (loss) of Italy Joint Venture to profit or loss	0	(79)	0
Reclassification of accumulated foreign currency translation reserve to profit or loss	0	31	0
Other	(19)	5	0
Other comprehensive income / (loss) for the period, net of tax	56	(887)	(656)
Total comprehensive income / (loss)	739	(525)	(1,190)
Attributable to:
The owners of the parent	733	(138)	(1,081)
Non-controlling interests	6	(387)	(109)
Total comprehensive income / (loss)	$ 739	$ (525)	$ (1,190)

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.